Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Expenses
Research and development	$ 252,000	$ 111,000	$ 1,859,000	$ 2,059,000	$ 1,970,000	$ 5,230,000		$ 2,663,000		$ 9,311,000
General and administrative	1,957,000	908,000	1,103,000	1,440,000	2,011,000	2,915,000		5,788,000		5,485,000
Operating expenses	(2,209,000)	(1,019,000)	(2,962,000)	(3,499,000)	(3,981,000)	(8,145,000)		(8,451,000)		(14,796,000)
Other income (loss)
Foreign exchange	(1,000)	(6,000)	(2,000)	0	(8,000)	11,000		(8,000)		10,000
Interest, net	49,000	2,000	2,000	45,000	4,000	84,000		139,000		137,000
Other income (loss)		(4,000)		45,000	(4,000)	95,000
Total Other (Expense) Income	48,000		0					131,000		147,000
Net loss for the period	(2,161,000)	(1,023,000)	(2,962,000)	(3,454,000)	(3,985,000)	(8,050,000)		(8,320,000)		(14,649,000)
Computation of basic loss per share
Net loss	(2,161,000)	(1,023,000)	(2,962,000)	(3,454,000)	(3,985,000)	(8,050,000)		(8,320,000)		(14,649,000)
Series A Preferred cash dividend	(2,000)	(2,000)	(2,000)	(2,000)	(4,000)	(4,000)		(8,000)		(8,000)
Series C Preferred stock dividend	(13,000)		(173,000)					(173,000)		(362,000)
Net loss for the period attributable to common stockholders	$ (2,176,000)	$ (1,025,000)	$ (3,137,000)	$ (3,456,000)	$ (4,162,000)	$ (8,416,000)	$ (22,649,572)	$ (8,501,000)	$ (29,316,826)	$ (15,019,000)
Basic and fully diluted loss per share	$ (1.37)	$ (0.24)	$ (63.92)	$ (2.1)	$ (1.37)	$ (5.42)		$ (0.32)		$ (9.27)
Basic and fully diluted weighted average number of shares	1,586,000	4,337,000	49,000	1,643,000	3,027,000	1,554,000		26,352,000		1,620,000
Preferred Stock Series C [Member]
Computation of basic loss per share
Series C Preferred stock dividend	$ (13,000)		$ (173,000)		$ (173,000)	$ (362,000)		$ (173,000)		$ (362,000)
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Expenses
Research and development							13,335,316		9,402,417
Acquired in-process research and development ("IPR&D")							0		16,217,655
General and administrative							4,314,176		4,144,648
Operating expenses							(17,649,492)		(29,764,720)
Other income (loss)
Employee Retention Tax Credit									334,443
Interest expense							(4,138,301)		(18,688)
Interest income							361,632		89,673
Grant income							57,627		42,466
Change in fair value of derivative liability							(313,772)
Total Other (Expense) Income							(4,032,814)		447,894
Net loss for the period							(21,682,306)		(29,316,826)
Computation of basic loss per share
Net loss							(21,682,306)		(29,316,826)
Series A Preferred cash dividend							(2,089)
Deemed dividend on warrant modifications							(965,177)
Net loss for the period attributable to common stockholders							$ (22,649,572)		$ (29,316,826)
Diluted loss per share							$ (1.21)		$ (2.47)
Diluted weighted average number of shares							18,662,690		11,889,193
Basic and fully diluted loss per share							$ (1.21)		$ (2.47)
Basic and fully diluted weighted average number of shares							18,662,690		11,889,193